Other related party transactions (Details) - CAD	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Other Related Party Transactions Details
Legal fees	CAD 13,890	CAD 59,694	CAD 62,645	CAD 100,598